March 6, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard New York Tax-Free Funds (the “Trust”)
File No. 33-02908

Commissioners:

Enclosed is the 64th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (The “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”). The purpose of this amendment is to add Vanguard New York Tax-Exempt Bond ETF, a new series of the Trust.

Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-9296, (anthony_coletta@vanguard.com), with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/Anthony V. Coletta, Jr.

Anthony V. Coletta, Jr.
Assistant General Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission

Vanguard Internal Use Only